AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 30.1%
	REITS — 29.6%
10,000	Alexandria Real Estate Equities, Inc. - REIT	$1,659,500
17,426	American Assets Trust, Inc. - REIT	594,227
94,300	Annaly Capital Management, Inc. - REIT	623,323
46,543	Apollo Commercial Real Estate Finance, Inc. - REIT	592,492
103,450	Arbor Realty Trust, Inc. - REIT	1,698,649
12,753	Armada Hoffler Properties, Inc. - REIT	175,736
36,491	Blackstone Mortgage Trust, Inc. - Class A - REIT	1,135,235
61,750	Brandywine Realty Trust - REIT	688,513
12,600	Camden Property Trust - REIT	1,807,974
56,000	Corporate Office Properties Trust - REIT	1,547,840
28,000	Gaming and Leisure Properties, Inc. - REIT	1,310,960
69,476	Global Medical REIT, Inc. - REIT	903,188
74,099	KKR Real Estate Finance Trust, Inc. - REIT	1,513,102
2,762	LTC Properties, Inc. - REIT	107,000
538,253	Macerich Co. - REIT	6,324,473
35,000	Medical Properties Trust, Inc. - REIT	650,300
23,100	National Health Investors, Inc. - REIT	1,366,365
15,821	National Retail Properties, Inc. - REIT	700,870
51,450	Omega Healthcare Investors, Inc. - REIT	1,531,666
8,400	Paramount Group, Inc. - REIT	76,104
59,112	Piedmont Office Realty Trust, Inc. - Class A - REIT	871,311
100,611	Postal Realty Trust, Inc. - Class A - REIT	1,599,715
121,800	Sabra Health Care REIT, Inc. - REIT	1,710,072
34,900	Simon Property Group, Inc. - REIT	4,001,285
15,675	Spirit Realty Capital, Inc. - REIT	658,193
37,450	Starwood Property Trust, Inc. - REIT	894,680
19,400	Tanger Factory Outlet Centers, Inc. - REIT	339,694
205,450	Vornado Realty Trust - REIT	7,182,532
		42,264,999
	VENTURE CAPITAL — 0.5%
35,000	Newlake Capital Partners, Inc. - REIT	703,500
	TOTAL COMMON STOCKS
	(Cost $48,889,434)	42,968,499
	EXCHANGE-TRADED FUNDS — 1.0%
170,000	Nuveen Preferred & Income Opportunities Fund	1,395,700
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,383,440)	1,395,700
	PREFERRED STOCKS — 74.8%
	COMMERCIAL SERVICES — 1.5%
51,600	Triton International Ltd. - Series C, 7.375%[1,2]	1,324,056
35,606	Triton International Ltd. - Series D, 6.875%[1,2]	925,756
		2,249,812

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS — 73.3%
157,542	AGNC Investment Corp. - Series C, 7.000% (3-Month USD Libor + 511.1 basis points)[1,3]	$3,894,438
60,000	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)[1,3]	1,424,400
46,015	AGNC Investment Corp. - Series E, 6.500% (3-Month USD Libor + 499.3 basis points)[1,3]	1,083,653
31,100	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[1,3]	696,640
63,316	American Homes 4 Rent - Series G, 5.875%[1]	1,580,367
19,659	American Homes 4 Rent - Series H, 6.250%[1]	509,758
95,097	Annaly Capital Management, Inc. - Series F, 6.950% (3-Month USD Libor + 499.3 basis points)[1,3]	2,325,122
39,250	Annaly Capital Management, Inc. - Series G, 6.500% (3-Month USD Libor + 417.2 basis points)[1,3]	914,525
138,501	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,3]	3,346,184
79,473	Arbor Realty Trust, Inc. - Series D, 6.375%[1]	1,749,201
92,000	Arbor Realty Trust, Inc. - Series E, 6.250%[1]	2,047,000
35,000	Arbor Realty Trust, Inc. - Series F, 6.250% (SOFR Rate + 544 basis points)[1,3]	757,050
94,448	Armada Hoffler Properties, Inc. - Series A, 6.750%[1]	2,339,949
52,627	Bluerock Residential Growth REIT, Inc. - Series D, 7.125%[1]	1,322,780
19,046	Centerspace, 6.625%[1]	479,578
85,575	Chatham Lodging Trust - Series A, 6.625%[1]	2,096,587
71,755	Chimera Investment Corp. - Series A, 8.000%[1]	1,686,243
36,812	Chimera Investment Corp. - Series B, 8.000% (3-Month USD Libor + 579.1 basis points)[1,3]	867,291
74,632	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,3]	1,641,158
79,733	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[1,3]	1,832,264
75,884	CorEnergy Infrastructure Trust, Inc., 7.375%[1]	1,371,983
30,596	CTO Realty Growth, Inc. - Series A, 6.375%[1]	725,125
75,054	DiamondRock Hospitality Co. - Series A, 8.250%[1]	2,046,723
23,162	Digital Realty Trust, Inc. - Series J, 5.250%[1]	570,943
39,587	DigitalBridge Group, Inc. - Series H, 7.125%[1]	944,942
65,259	DigitalBridge Group, Inc. - Series I, 7.150%[1]	1,568,826
100,216	DigitalBridge Group, Inc. - Series J, 7.125%[1]	2,357,080
80,000	EPR Properties - Series G, 5.750%[1]	1,769,600
48,338	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1]	1,066,820
1,025	Global Medical REIT, Inc. - Series A, 7.500%[1]	25,933
56,191	Global Net Lease, Inc. - Series A, 7.250%[1]	1,367,689
58,000	Global Net Lease, Inc. - Series B, 6.875%[1]	1,383,880
48,948	Hersha Hospitality Trust - Series C, 6.875%[1]	1,105,735
135,877	Hersha Hospitality Trust - Series D, 6.500%[1]	2,894,180
165,734	Hersha Hospitality Trust - Series E, 6.500%[1]	3,557,480

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
38,008	Invesco Mortgage Capital, Inc. - Series B, 7.750% (3-Month USD Libor + 518 basis points)[1,3]	$849,099
35,500	Invesco Mortgage Capital, Inc. - Series C, 7.500% (3-Month USD Libor + 528.9 basis points)[1,3]	806,560
51,662	iStar, Inc. - Series D, 8.000%[1]	1,332,880
22,245	iStar, Inc. - Series G, 7.650%[1]	550,786
47,256	iStar, Inc. - Series I, 7.500%[1]	1,193,214
156,500	KKR Real Estate Finance Trust, Inc., 6.500%[1]	3,813,905
11,897	MFA Financial, Inc. - Series B, 7.500%[1]	274,583
49,044	National Storage Affiliates Trust - Series A, 6.000%[1]	1,215,310
19,000	Necessity Retail REIT, Inc. - Series A, 7.500%[1]	464,360
22,933	New Residential Investment Corp. - Series A, 7.500% (3-Month USD Libor + 580.2 basis points)[1,3]	569,426
57,374	New Residential Investment Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,3]	1,367,222
98,129	New Residential Investment Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,3]	2,116,643
96,492	Pebblebrook Hotel Trust - Series E, 6.375%[1]	2,043,701
92,505	Pebblebrook Hotel Trust - Series F, 6.300%[1]	1,987,007
90,389	Pebblebrook Hotel Trust - Series G, 6.375%[1]	1,968,672
100,000	Pebblebrook Hotel Trust - Series H, 5.700%[1]	1,924,000
14,110	PennyMac Mortgage Investment Trust - Series A, 8.125% (3-Month USD Libor + 583.1 basis points)[1,3]	358,394
51,468	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 599 basis points)[1,3]	1,286,185
67,000	PennyMac Mortgage Investment Trust - Series C, 6.750%[1]	1,476,010
39,900	PS Business Parks, Inc. - Series Z, 4.875%[1]	808,773
30,369	Public Storage - Series F, 5.150%[1]	760,136
22,068	Public Storage - Series G, 5.050%[1]	549,273
36,508	Public Storage - Series N, 3.875%[1]	700,589
25,720	Public Storage - Series O, 3.900%[1]	486,108
8,264	Public Storage - Series Q, 3.950%[1]	157,429
9,000	Public Storage - Series R, 4.000%[1]	173,430
3,094	Rexford Industrial Realty, Inc. - Series B, 5.875%[1]	76,577
5,188	Rexford Industrial Realty, Inc. - Series C, 5.625%[1]	126,120
215,432	RLJ Lodging Trust - Series A, 1.950%[4]	5,801,584
11,056	RPT Realty - Series D, 7.250%[4]	616,040
32,452	Seritage Growth Properties - Series A, 7.000%[1]	540,326
14,000	SITE Centers Corp. - Series A, 6.375%[1]	355,040
34,765	SL Green Realty Corp. - Series I, 6.500%[1]	892,765
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1]	1,158,630
108,000	Summit Hotel Properties, Inc. - Series F, 5.875%[1]	2,275,560
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1]	1,496,318
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1]	1,477,000
54,278	TPG RE Finance Trust, Inc. - Series C, 6.250%[1]	1,131,696

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
74,612	UMH Properties, Inc. - Series C, 6.750%[1]	$1,880,222
54,000	UMH Properties, Inc. - Series D, 6.375%[1]	1,369,980
10,484	Vornado Realty Trust - Series L, 5.400%[1]	236,205
30,162	Vornado Realty Trust - Series M, 5.250%[1]	643,054
		104,661,939
	TOTAL PREFERRED STOCKS
	(Cost $110,715,601)	106,911,751
	SHORT-TERM INVESTMENTS — 2.4%
3,428,923	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.68%	3,428,923
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,428,923)	3,428,923
	TOTAL INVESTMENTS — 108.3%
	(Cost $164,417,398)	154,704,873
	Liabilities in Excess of Other Assets — (8.3)%	(11,904,539)
	TOTAL NET ASSETS — 100.0%	$142,800,334

REIT – Real Estate Investment Trusts

[1]Callable.
[2]Foreign security denominated in U.S. Dollars.
[3]Variable rate security.
[4]Convertible security.